Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	Bone Biologics, Corp.
Entity Central Index Key	0001419554
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Entity Filer Category	Smaller Reporting Company